Bond Fund
Investment Objective
The Bond Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Bond Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bond Fund
Management Expenses	0.50%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.95%	[1],[2]
[1]	Effective April 30, 2016, Morris Capital Advisors, Inc. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund"s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 0.95% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval. Had the Adviser not waived expenses, the Bond Fund's expense ratio would have been 1.50%.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund as of the Bond Fund's fiscal year end and does not include the effect of the Expense Limitation Agreement effective April 30, 2016.

Example

This example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Bond Fund | USD ($)	97	313	548	1,220

Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 0.00%.

Principal Investment Strategies

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Bond Fund. The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

- the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

- or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager, will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Bond Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk

In the event of a general market decline, the value of the Bond Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline. The potential for fluctuations in bond prices is primarily due to changes in interest rates.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Inflation Risk

Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower prices.

Performance Information

The bar chart below shows how the Bond Fund’s investment results vary from year to year. The table below shows how the Bond Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Bond Fund. The Bond Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

Bond Fund Annual Total Return

The Bond Fund’s year-to-date total return through March 31, 2016 was 0.96%. During the period shown in the bar chart above, the lowest return for a calendar quarter was -1.69% for the 2nd Quarter of 2013, the highest return was 3.04% during the 1st Quarter of 2008.

Average Annual Total Returns For the Periods ended December 31, 2015
Average Annual Total Returns - Bond Fund	1 Year	5 Years	10 Years
Bond Fund	(0.04%)	(0.08%)	1.33%
Bond Fund | After Taxes on Distributions	(0.06%)	(0.18%)	0.96%
Bond Fund | After Taxes on Distributions and Sales	(0.02%)	(0.01%)	0.91%
Barclays Intermediate Term US Treasury Index (Reflects no deduction for fees, expenses or taxes)	4.20%	2.49%	3.74%

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.